Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Revenues	$ 73,949	$ 15,190	$ 12,731
Research tax credit	8,433	7,800	8,561
Subsidies and other	74		140
Other income	8,507	7,800	8,701
Total revenues and other income	82,456	22,990	21,432
France [member]
Disclosure of revenue [line items]
Revenues	51,057	7,896	12,495
United States [member]
Disclosure of revenue [line items]
Revenues	$ 22,892	$ 7,294	$ 236